PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 303,016	$ 444,296	$ 916,391
Gross profit	244,446	269,697	229,207
General and administrative (expenses) income	(138,386)	(135,688)	(151,251)
Operating (loss) income	39,803	42,192	(151,446)
Foreign exchange gain	(598)	15	(1,882)
Interest income	10,302	11,322	11,367
Interest expenses	(21,174)	(16,153)	(20,791)
Change in fair value of securities	1,493	2,736	10,583
Investment income	6,816	6,692	3,281
Income (loss) before income taxes	(129,355)	43,146	(144,651)
Income tax expenses	14,446	(21,442)	(24,984)
Net income (loss)	(114,909)	21,704	(169,635)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(46,648)	56,571	(60,732)
Amounts reclassified from accumulated other comprehensive income	1,493	2,736	10,583
Unrealized gain on available-for-sale securities	1,493	163,272	7,326
Other comprehensive income recorded by subsidiaries, PRC Domestic Entities and PRC Domestic Entities' subsidiaries		198,263	0
Gain (loss) on intra- entity foreign transactions of long-term-investment nature	(3,034)	1,872	(6,996)
Other Comprehensive Income (Loss), before Tax	(49,682)	268,545	(70,985)
Income tax expense related to components of other comprehensive income	0	(49,566)	0
Other comprehensive income (loss), net of tax	(49,682)	218,979	(70,985)
Comprehensive income (loss)	(164,591)	240,683	(240,620)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues	0	0	0
Cost of revenues	0	0	0
Gross profit	0	0	0
General and administrative (expenses) income	(9,348)	(998)	3,610
Operating (loss) income	(9,348)	(998)	3,610
Equity in profits (losses) of subsidiaries, PRC Domestic Entities and PRC Domestic Entities' subsidiaries	(85,190)	27,339	(167,967)
Foreign exchange gain	7	211	832
Interest income	73	196	1,775
Interest expenses	(7,700)	(7,233)	(17,807)
Change in fair value of securities	(14,904)	2,736	10,583
Investment income	2,151	2,221	1,571
Other-than-temporary impairment on available-for-sale securities	0	(2,768)	(2,232)
Income (loss) before income taxes	(114,911)	21,704	(169,635)
Income tax expenses	0	0	0
Net income (loss)	(114,911)	21,704	(169,635)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(46,648)	56,571	(60,732)
Amounts reclassified from accumulated other comprehensive income	(1,493)	(2,736)	(10,583)
Unrealized gain on available-for-sale securities	1,493	14,575	7,326
Other comprehensive income recorded by subsidiaries, PRC Domestic Entities and PRC Domestic Entities' subsidiaries	0
Gain (loss) on intra- entity foreign transactions of long-term-investment nature	(3,034)	1,872	(6,996)
Other Comprehensive Income (Loss), before Tax	(49,682)	268,545	(70,985)
Income tax expense related to components of other comprehensive income	0	(49,566)	0
Other comprehensive income (loss), net of tax	(49,682)
Comprehensive income (loss)	$ (164,593)	$ 240,683	$ (240,620)